                                                           [MetLife Letterhead]

                                          MetLife Investors Insurance Company
                                          5 Park Plaza, Suite 1900
                                          Irvine, California 92614

November 17, 2006

VIA EDGAR
_________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company and
    MetLife Investors Variable Annuity Account One
    File No. 333-54358 (Class A)
    Rule 497(j) Certification
    ______________________________________________

Commissioners:

   On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of the Prospectus Supplements dated November 13, 2006 to the Prospectus dated May 1, 2006 and Statement of Additional Information ("SAI") dated May 1, 2006, as revised November 13, 2006 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplements and SAI contained in Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on November 6, 2006.

   If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
----------------------------
John M. Richards
Senior Counsel